Transactions with Related Parties (Details) - Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Companies Of The Group [Member]
Loans and accounts receivable:
Commercial loans	$ 352,590	$ 246,868	$ 122,289
Mortgage loans
Consumer loans
Loans and accounts receivable:	352,590	246,868	122,289
Allowance for loan losses	(1,138)	(122)	(308)
Net loans	351,452	246,746	121,981
Guarantees	3,323	462,513	442,854
Contingent loans:
Personal guarantees
Letters of credit	3,447	4,112	5,392
Guarantees	811	464,691	445,064
Contingent loans:	4,258	468,803	450,456
Allowance for contingent loans	(6)	(835)	(1)
Net contingent loans	4,252	467,968	450,455
Associates [member]
Loans and accounts receivable:
Commercial loans	265	375	459
Mortgage loans
Consumer loans
Loans and accounts receivable:	265	375	459
Allowance for loan losses	(9)	(182)	(9)
Net loans	256	193	450
Guarantees
Contingent loans:
Personal guarantees
Letters of credit
Guarantees
Contingent loans:
Allowance for contingent loans
Net contingent loans
Key management personnel of entity or parent [member]
Loans and accounts receivable:
Commercial loans	3,939	2,986	4,299
Mortgage loans	22,428	20,473	18,814
Consumer loans	6,131	5,781	5,335
Loans and accounts receivable:	32,498	29,240	28,448
Allowance for loan losses	(137)	(179)	(116)
Net loans	32,361	29,061	28,332
Guarantees	27,203	23,918	22,893
Contingent loans:
Personal guarantees
Letters of credit			2,060
Guarantees			3,364
Contingent loans:			5,424
Allowance for contingent loans			(18)
Net contingent loans			5,406
Other related parties [member]
Loans and accounts receivable:
Commercial loans	900	685	233
Mortgage loans
Consumer loans
Loans and accounts receivable:	900	685	233
Allowance for loan losses	(14)	(10)	(5)
Net loans	886	675	228
Guarantees	442	288	7,171
Contingent loans:
Personal guarantees
Letters of credit	93	63	44
Guarantees
Contingent loans:	93	63	44
Allowance for contingent loans
Net contingent loans	$ 93	$ 63	$ 44